Account Payables and Accrued Expenses - recognize the contract liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Account Payables and Accrued Expenses
Year 1 after the year-end (included in current liabilities)	$ 1,776	$ 1,864
Year 2 after the year-end (included in non-current liabilities)	140
Contract liabilities	$ 1,916	$ 1,864	$ 2,767